UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-7742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

May 31, 2007

	Principal
	Amount	Value
Municipal Bonds– 95.94%
Corporate-Backed Revenue Bonds – 3.62%
Cloquet Pollution Control Revenue (Potlatch Corporation Project) 5.90% 10/1/26	$1,700,000	$1,742,313
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	1,750,000	1,774,798
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	1,750,000	1,799,245
		5,316,356
Education Revenue Bonds – 8.59%
Minnesota State Colleges & Universities Revenue Funding Series A 4.50% 10/1/26 (FSA)	1,000,000	999,300
Minnesota State Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	722,260
Series 6-J1 5.00% 5/1/36	1,000,000	1,022,260
(Macalester College) Series 6-P 4.25% 3/1/32	1,500,000	1,419,630
(St. Olaf)
Series 6-O 4.50% 10/1/32	1,000,000	974,840
Series 6-O 5.00% 10/1/22	1,000,000	1,047,020
(University of St. Thomas) Series 6-I 5.00% 4/1/23	1,500,000	1,563,525
Minnesota State Higher Education Facilities Authority Revenue (St. Catherine College) Series 5-N1
5.375% 10/1/32	2,000,000	2,090,700
University of Minnesota Special Purpose Revenue (Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,798,639
		12,638,174
Electric Revenue Bonds – 6.63%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,056,920
Minnesota State Municipal Power Agency Electric Revenue
5.00% 10/1/35	1,000,000	1,029,810
Series A 5.00% 10/1/34	2,750,000	2,823,673
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,091,920
Western Minnesota Municipal Power Agency Revenue
5.00% 1/1/36 (FSA)	2,250,000	2,362,635
Series A 5.00% 1/1/30 (MBIA)	1,335,000	1,384,248
		9,749,206
Health Care Revenue Bonds – 36.40%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.50% 2/1/24	700,000	718,872
Apple Valley Economic Development Authority Health Care Revenue Series A
(Augustanna Home St. Paul Project) 5.80% 1/1/30	1,000,000	1,014,920
(Evercare Senior Living Project) 6.125% 6/1/35	1,000,000	1,013,760
Bemidji Health Care Facilities First Meeting Revenue (North Country Health Services)
5.00% 9/1/31 (RADIAN)	2,500,000	2,567,700
Refunding 5.00% 9/1/20	1,150,000	1,185,570
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,000,000	2,046,260
Buffalo Health Care Revenue Refunding (Central Minnesota Senior Housing Project) Series A 5.375% 9/1/26	1,000,000	1,007,160
Detroit Lakes Housing & Health Facilities Revenue Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	508,020
Duluth Economic Development Authority Health Care Facilities Revenue (Benedictine Health System-
St. Mary's Hospital)
5.25% 2/15/28	1,000,000	1,029,800
5.25% 2/15/33	2,250,000	2,315,745
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,111,649
5.00% 4/1/31	1,965,000	1,974,353
Mahtomedi Senior Housing Revenue Refunding (St. Andrews Village Project) 5.75% 12/1/40	1,000,000	1,016,050
Maple Grove Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/35	3,590,000	3,643,059
Maple Grove Health Care System Revenue (Maple Grove Hospital Corporation) 5.25% 5/1/37	1,000,000	1,034,980
Minneapolis Health Care Facilities Revenue
(Augustana Chapel View Homes) Series D 5.75% 6/1/29	1,000,000	1,026,150
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,500,000	1,512,420
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32	2,000,000	2,127,160
(Fairview Health Services) Series D 5.00% 11/15/34 (AMBAC)	1,000,000	1,042,320

Minneapolis-St. Paul Housing & Redevelopment Authority (Health Partners Obligation Group Project)
6.00% 12/1/17	1,125,000	1,217,543
Minnesota Agricultural & Economic Development Board Revenue (Benedictine Health
Systems) 5.75% 2/1/29	1,000,000	1,014,240
Moorhead Economic Development Authority Multifamily Revenue (Eventide Project)
Series A 5.15% 6/1/29	550,000	551,601
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	1,042,720
Northfield Housing & Redevelopment Authority (Northfield Retirement Center) Series B 5.125% 12/1/26	750,000	728,400
Oakdale Elderly Housing Revenue (PHM/Oakdale Inc. Project) 6.00% 3/1/28	1,800,000	1,802,268
Owatonna Senior Housing Revenue (Senior Living Project) Series A
5.80% 10/1/29	400,000	406,984
6.00% 4/1/41	1,250,000	1,284,175
Prior Lake Senior Housing Revenue (Shepherds Path Senior Housing) Series B 5.75% 8/1/41	1,000,000	1,016,860
Rochester Health Care Facilities Revenue (Mayo Clinic) 5.00% 11/15/36	3,160,000	3,246,014
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	1,023,210
Shoreview Elderly Housing Revenue (PHM/Shoreview Inc. Project) 6.15% 12/1/33	1,250,000	1,270,325
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30	1,000,000	1,033,990
St. Paul Housing & Redevelopment Authority Healthcare Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36	1,000,000	1,025,830
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,090,920
Series A 5.70% 11/1/15	800,000	819,232
Series B 5.85% 11/1/17	250,000	256,098
St. Paul Housing and Redevelopment Authority Multifamily Housing Revenue Refunding
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,590
Stillwater Health Care Revenue (Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,034,960
5.00% 6/1/35	1,000,000	1,012,160
Twin Valley Congregate Housing Revenue (Living Options Inc. Project) 5.95% 11/1/28	1,825,000	1,733,513
Woodbury Economic Development Authority Housing Revenue Refunding 5.65% 6/1/33	1,000,000	1,019,600
		53,527,181
Housing Revenue Bonds – 14.71%
Chanhassen Multifamily Housing Revenue Refunding (Heritage Park Apartments
Project) 6.20% 7/1/30 (FHA) (AMT)	300,000	305,121
Chaska Multifamily Housing Revenue (West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	960,360
@Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project-HUD Section 8) 5.75% 11/1/28	1,865,000	1,867,462
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding Series A 7.25% 11/1/29	2,085,000	2,157,350
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,490,000	1,490,328
(Trinity Apartments-HUD Section 8) Series A 6.75% 5/1/21	655,000	682,700
Minnesota State Housing Finance Agency Rental Housing
Series A 4.875% 8/1/24 (AMT)	585,000	587,434
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,271,613
Minnesota State Housing Finance Agency
Residential Housing
Series G 5.00% 7/1/36 (AMT)	1,000,000	1,002,920
Series I 4.85% 7/1/38 (AMT)	1,145,000	1,131,363
Series J 5.90% 7/1/28 (AMT)	650,000	663,241
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,488,174
Single Family Mortgage
Series E 6.25% 1/1/23 (AMT)	10,000	10,073
•Series M 5.875% 1/1/17	20,000	20,426
Minneapolis/St. Paul Housing Finance Board Single Family Mortgage (City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (AMT)	994,762	999,905
St. Cloud Housing & Redevelopment Authority Multifamily Housing Revenue
(Sterling Heights Apartments Project) 7.55% 4/1/39 (AMT)	530,000	555,636
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue (Selby
Grotto Housing Project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	766,140
Stillwater Multifamily Housing Revenue Refunding (Orleans Homes L P Project) 5.50% 2/1/42 (AMT)	750,000	751,328
Washington County Housing & Redevelopment Authority Governmental Revenue Refunding
(Briar Pond Project) Series B 7.125% 8/20/34	835,000	836,561
(Woodland Park Apartments Project) 4.70% 10/1/32	2,075,000	2,082,159
		21,630,294

Lease Revenue Bonds – 2.29%
Andover Economic Development Authority Public Facilities Lease Revenue Refunding
(Andover Community Center) 5.20% 2/1/34	405,000	428,676
Hibbing Economic Development Authority Revenue (Public Project-Hibbing Lease Obligation) 6.40% 2/1/12	530,000	530,546
St. Paul Port Authority Lease Revenue
(Regions Hospital Parking Ramp Project) Series 1 5.00% 8/1/36	1,375,000	1,365,512
(Robert Street Office Building Project 3-11) 5.00% 12/1/27	1,000,000	1,041,340
		3,366,074
Local General Obligation Bonds – 10.94%
Chaska Independent School District #112 Series A 4.50% 2/1/28 (MBIA)	2,000,000	1,993,220
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)	1,000,000	1,047,580
Foley Independent School District #51 (School Building) Refunding Series A 5.00% 2/1/21	1,105,000	1,169,013
Hopkins Independent School District #270 Facilities 5.00% 2/1/26 (MBIA)	1,055,000	1,106,600
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)	1,000,000	1,026,660
Metropolitan Council Waste Water Treatment Series B
4.375% 12/1/27	2,500,000	2,466,024
5.00% 12/1/21	500,000	530,460
Minneapolis Tax Increment Revenue
(Ivory Tower Project) 5.70% 2/1/29	785,000	801,006
(St. Anthony Falls Project) Refunding 5.65% 2/1/27	500,000	511,285
Moorhead Improvement Series B 5.00% 2/1/33 (MBIA)	750,000	781,650
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,562,955
St. Michael Independent School District #885 Refunding 4.25% 2/1/27 (MBIA)	1,000,000	968,180
St. Paul Independent School District #625 Series B 5.00% 2/1/20 (FSA)	750,000	792,465
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care
Facilities-Lakewood)	610,000	615,887
5.00% 12/1/21
5.125% 12/1/24	205,000	208,444
5.25% 12/1/26	490,000	501,736
		16,083,165
§Pre-Refunded Bonds – 8.31%
Andover Economic Development Authority Public Facilities Lease Revenue
(Andover Community Center) 5.20% 2/1/34-14	595,000	629,784
Little Canada Multifamily Housing Revenue Alternative Development (Montreal Courts
Apartments Project) Series A 6.25% 12/1/27-07	1,250,000	1,264,300
Minneapolis Community Development Agency (Supported Development Revenue)
Series G-3 5.45% 12/1/31-11	1,000,000	1,063,620
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,169,160
Minnesota State Higher Education Facilities Authority Revenue (College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	538,690
Minnesota State Refunding and Various Purpose 5.00% 11/1/17-08	2,160,000	2,199,680
Perham Hospital District Senior Congregate Housing Facilities Revenue (Briarwood Project)
6.25% 11/1/22-07	620,000	625,406
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Refunding Series D
5.25% 7/1/38-12	1,500,000	1,595,715
Puerto Rico Electric Power Authority Power Revenue Series II 5.25% 7/1/31-12	1,000,000	1,072,040
Rochester Multifamily Housing Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36-09	990,000	1,058,805
		12,217,200
Special Tax Revenue Bonds – 1.98%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	819,512
St. Paul Port Authority (Brownsfileds Redevelopment Tax) Series 2 5.00% 3/1/37	1,000,000	1,041,850
Virgin Islands Public Finance Authority Revenue (Senior-Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	1,056,570
		2,917,932
State General Obligation Bonds – 1.06%
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/34	500,000	513,020
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14	1,000,000	1,053,450
		1,566,470
Transportation Revenue Bonds – 1.41%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue Series A 5.00% 1/1/28 (MBIA)	2,000,000	2,067,260
		2,067,260
Total Municipal Bonds (cost $138,766,783)		141,079,312
Short-Term Investments– 2.52%
•Variable Rate Demand Notes – 2.52%
St. Paul Port Authority Industrial Development Revenue (Camada Limited Partnership-711)
3.86% 12/1/22 (AMT)	100,000	100,000
University of Minnesota Series C 3.77% 12/1/36	3,600,000	3,600,000
Total Short-Term Investments (cost $3,700,000)		3,700,000

Total Value of Securities – 98.46%
(cost $142,466,783)	144,779,312
Receivables and Other Assets Net of Liabilities (See Notes) – 1.54%	2,267,496
Net Assets Applicable to 13,992,082 Shares Outstanding – 100.00%	$147,046,808

Summary of abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Insured by the Federal Housing Administration
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
HUD – Housing and Urban Development
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance

@Illiquid security. At May 31, 2007, the aggregate amount of illiquid securities equals $1,867,462, which represented 1.27% of the Fund's net assets. See Note 4 in "Notes."
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of May 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (the Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$142,466,783
Aggregate unrealized appreciation	2,861,492
Aggregate unrealized depreciation	(548,963)
Net unrealized appreciation	$2,312,529

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $2,432,446 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $179,791 expires in 2008; $1,267,552 expires in 2009; $57,521 expires in 2010; $243,334 expires in 2011; and $684,248 expires in 2012.

3. Inverse Floaters
The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

Previously, the Fund treated this transaction as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

4. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." ”Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At May 31, 2007, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Termination of New Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Schedule of Investments (Unaudited)

Delaware National High-Yield Municipal Bond Fund

May 31, 2007

	Principal
	Amount	Value
Municipal Bonds – 96.70%
Corporate Revenue Bonds – 17.35%
•Brazos, Texas River Authority Pollution Control Revenue (TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	$1,000,000	$1,060,300
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	750,000	768,668
De Soto Parish, Louisiana Environmental Improvement Revenue (International Paper
Co. Project) Series A 6.35% 2/1/25 (AMT)	1,650,000	1,753,983
Golden State, California Tobacco Securitization Corporation Settlement Revenue Refunding
Asset-Backed Senior Series A-1 5.00% 6/1/33	1,000,000	989,810
Gulf Coast, Texas Waste Disposal Authority Revenue (Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	1,074,870
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	900,000	909,072
New York City, New York Industrial Development Agency Special Facilities Revenue
(Jetblue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	977,410
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/1/29 (AMT)	1,000,000	1,069,490
Phenix City, Alabama Industrial Development Board Environmental Improvement
Revenue (Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	534,190
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	526,625
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,057,090
Tobacco Settlement Financing Corporation, New Jersey Refunding Senior Series 1A
4.75% 6/1/34	1,000,000	944,100
5.00% 6/1/41	1,000,000	977,300
Toledo, Lucas County, Ohio Port Authority Development Revenue (Toledo Express
Airport Project) 6.375% 11/15/32 (AMT)	1,000,000	1,084,150
		13,727,058
Education Revenue Bonds – 13.64%
Chattanooga, Tennessee Health Educational & Housing Facilities Broad Revenue (CDFI
Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35	1,000,000	1,060,050
Harrisburg, Pennsylvania Authority University Revenue (Harrisburg University of
Science Project) Series B 6.00% 9/1/36	1,000,000	1,039,870
Maine Finance Authority Education Revenue (Waynflete School Project) 6.40% 8/1/19	1,000,000	1,047,280
Maryland State Health & Higher Educational Facilities Authority Revenue (Washington
Christian Academy Project) Series A 5.50% 7/1/38	1,170,000	1,193,962
Massachusetts State Development Finance Agency Revenue (Massachusetts College
of Pharmacy Project) Series C 5.75% 7/1/33	1,000,000	1,074,020
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols
College Project) Series C 6.125% 10/1/29	1,000,000	1,049,810
New Jersey State Educational Facilities Authority Revenue (Fairleigh Dickinson Project) Series C 5.50% 7/1/23	750,000	799,478
New Mexico Educational Assistance Foundation Student Loan Revenue 1st Subordinate
Series A-2 6.65% 11/1/25 (AMT)	985,000	1,003,321
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,000,000	990,540
Scranton-Lackawanna, Pennsylvania Health & Welfare Authority First Mortgage
Revenue (Lackawanna Junior College Project) 5.75% 11/1/20	1,510,000	1,529,871
		10,788,202
Health Care Revenue Bonds – 25.98%
Apple Valley, Minnesota Economic Development Authority Health Care Revenue Series A
(Augustana Home St. Paul Project) 6.00% 1/1/40	1,000,000	1,023,560
(Evercare Senior Living LLC Project) 6.125% 6/1/35	1,000,000	1,013,760
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St.
Clarence-Geac) Series A 6.25% 5/1/38	1,000,000	1,041,150
Colorado Health Facilities Authority Revenue (Christian Living Community Project) Series A 5.75% 1/1/37	500,000	522,865
East Rochester, New York Housing Authority Revenue Refunding (Senior Living-Woodland
Village Project) 5.50% 8/1/33	500,000	513,185
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living
Facilities (Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,077,880
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	1,049,920
(Midwest Physician Group Limited Project) 5.50% 11/15/19	35,000	35,122
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital
Revenue (East Tennessee Hospital Project) Series B 5.75% 7/1/33	1,300,000	1,382,030

Lebanon County, Pennsylvania Health Facilities Authority Center Revenue (Pleasant
View Retirement) Series A 5.30% 12/15/26	1,000,000	1,010,930
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B 5.50% 5/15/32	1,000,000	1,043,750
Massachusetts State Health & Educational Facilities Authority Revenue (Jordan
Hospital Project) Series E 6.75% 10/1/33	1,000,000	1,095,900
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage-Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,045,760
(Pennybryn at Mayfield Project) Series A 6.125% 10/1/35	2,000,000	2,115,339
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue
(The Philadelphia Protestant Home Project) Series A 6.50% 7/1/27	1,100,000	1,100,869
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project) Series B 6.375% 11/15/30	500,000	536,540
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(Trezevant Manor Project) Series A 5.75% 9/1/37	700,000	717,591
South Carolina Jobs-Economic Development Authority Hospital Revenue Refunding and Improvement (Hampton
Regional Medical Center Project) 5.25% 11/1/36	1,000,000	967,950
St. Joseph County, Indiana Economic Development Revenue (Madison Center Project) 5.50% 2/15/21	1,150,000	1,160,408
Winchester, Virginia Industrial Development Authority Residential Care Facility
Revenue (Westminster-Canterbury Project) Series A 5.30% 1/1/35	1,000,000	1,021,230
Yavapai County, Arizona Industrial Development Authority Hospital Revenue (Yavapai
Medical Center Project) Series A 6.00% 8/1/33	1,000,000	1,074,630
		20,550,369
Lease Revenue Bonds – 3.33%
Dauphin County, Pennsylvania General Authority Revenue
(Riverfront Office & Parking Project) Series A 5.75% 1/1/10	1,875,000	1,875,675
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
Landing Project) Series A 5.50% 12/1/24	720,000	759,290
		2,634,965
Local General Obligation Bonds – 10.90%
Chicago, Illinois Tax Increment Allocation (Chatham Ridge Redevelopment Project) 5.95% 12/15/12	750,000	787,598
Chicago, Illinois Tax Increment Subordinate (Central Loop Redevelopment Project) Series A 6.50% 12/1/08	1,000,000	1,034,650
Farms New Kent, Virginia Community Development Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	1,004,510
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	1,000,000	1,010,990
Las Vegas, Nevada Local Special Improvement District #808 (Summerlin Area Project) 6.75% 6/1/21	980,000	1,017,622
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,215,336
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village
Project) Series A
5.375% 11/1/24	1,000,000	1,011,530
5.50% 11/1/27	500,000	510,495
Winter Garden Village at Fowler Groves Community Development District, Florida
Special Assessment Revenue 5.65% 5/1/37	1,000,000	1,028,500
		8,621,231
§Pre-Refunded Bonds – 17.28%
Bexar County, Texas Health Facilities Development Corporation Revenue (Army
Retirement Residence Project) 6.30% 7/1/32-12	1,000,000	1,115,190
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B 5.50% 6/1/43-13	1,500,000	1,630,215
Illinois Educational Facilities Authority Student Housing Revenue (Educational
Advancement Fund-University Center Project) 6.25% 5/1/30-12	1,000,000	1,113,640
Maryland State Economic Development Corporation, Student Housing Revenue
(University of Maryland College Park Project) 5.625% 6/1/35-13	1,000,000	1,094,010
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College
& State University Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,093,880
Minnesota State Higher Education Facilities Authority Revenue (College of Art & Design
Project) Series 5-D 6.75% 5/1/26-10	500,000	538,690
Mississippi Development Bank Special Obligation (Madison County Hospital Project) 6.40% 7/1/29-09	1,585,000	1,695,537
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
(Catholic Health East Project) Series C 5.375% 11/15/34-14	1,000,000	1,089,550
(Foulkeways at Gwynedd Project) 6.75% 11/15/30-09	1,000,000	1,078,000
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System
Project) Series B 6.375% 11/15/30-10	1,000,000	1,089,200
Rochester, Minnesota Multifamily Housing Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36-09	985,000	1,053,458
Savannah, Georgia Economic Development Authority Revenue (College of Art & Design Project) 6.50% 10/1/13-09	1,000,000	1,075,780
		13,667,150
Special Tax Bonds – 4.78%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39	1,000,000	1,063,320
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich
Center Hotel/Conference Project) Series A
5.00% 1/1/32	500,000	501,075
5.125% 1/1/37	870,000	877,030
New Jersey Economic Development Authority (Cigarette Tax) 5.75% 6/15/34	1,000,000	1,069,579

Prescott Valley, Arizona Improvement District Special Assessment (Sewer Collection
System Roadway Repair Project) 7.90% 1/1/12	261,000	266,891
		3,777,895
Transportation Revenue Bonds – 3.44%
New York City, New York Industrial Development Agency Special Airport Facilities (Airis JFK I
LLC Project) Series A 5.50% 7/1/28 (AMT)	905,000	938,757
Oklahoma City, Oklahoma Industrial & Cultural Facilities Subordinated (Air Cargo
Obligated Group Project) 6.75% 1/1/23 (AMT)	1,160,000	1,243,578
Onondaga County, New York Industrial Development Authority Revenue Subordinated
(Air Cargo Project) 7.25% 1/1/32 (AMT)	500,000	540,470
		2,722,805
Total Municipal Bonds (cost $72,535,339)		76,489,675
Variable Rate Demand Note – 0.38%
•Pennsylvania Turnpike Commission Revenue Series Q 3.85% 6/1/28 (AMBAC)	300,000	300,000
Total Variable Rate Demand Note (cost $300,000)		300,000

Total Value of Securities – 97.08%
(cost $72,835,339)		76,789,675
Receivables and Other Assets Net of Liabilities (See Notes) – 2.92%		2,309,503
Net Assets Applicable to 7,632,188 Shares Outstanding – 100.00%		$79,099,178

Summary of Abbreviations:
AMT – Subject to Alternative Minimum Tax
CDFI – Community Development Financial Institutions

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of May 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware National High-Yield Municipal Bond Fund (the Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$72,875,239
Aggregate unrealized appreciation	3,987,406
Aggregate unrealized depreciation	(72,970)
Net unrealized appreciation	$ 3,914,436

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $5,783,530 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $708,680 expires in 2008; $3,025,716 expires in 2009; $70,671 expires in 2010; $997,721 expires in 2011; and $980,742 expires in 2012.

3. Inverse Floaters
The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

Previously, the Fund treated this transaction as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

4. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Termination of New Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Schedule of Investments (Unaudited)

Delaware Tax-Free California Fund

May 31, 2007

	Principal
	Amount	Value
Municipal Bonds – 97.06%
Corporate-Backed Revenue Bonds – 1.36%
Golden State Tobacco Securitization Corporation Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	$1,500,000	$1,491,150
		1,491,150
Education Revenue Bonds – 12.66%
California Educational Facilities Authority Revenue
(Claremont Graduate University) Series A 5.00% 3/1/37	1,000,000	1,027,120
(University of the Pacific)
5.25% 5/1/34	1,000,000	1,042,010
5.75% 11/1/30 (MBIA)	310,000	328,678
(Woodbury University) 5.00% 1/1/36	1,000,000	1,017,950
California Municipal Finance Authority Educational Revenue
(American Heritage Foundation Project) Series A 5.25% 6/1/36	1,000,000	1,035,160
(University Students Coop Association) 5.00% 4/1/37	1,000,000	1,022,160
California Public Works Board Lease Revenue
(Various Universities of California Projects)
Series D 5.00% 5/1/30	1,000,000	1,041,400
Series F 5.00% 11/1/29	1,000,000	1,034,700
California Statewide Communities Development Authority Revenue
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	1,082,470
California Statewide Communities Development Authority Student Housing Revenue
(East Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	1,056,000
(Irvine, LLC-UCI East) 5.00% 5/15/38	1,000,000	1,032,780
San Diego County Certificates of Participation (University of San Diego) 5.375% 10/1/41	1,000,000	1,031,340
University of California Revenue 5.00% 5/15/33 (FSA)	2,000,000	2,083,960
		13,835,728
Electric Revenue Bonds – 0.74%
Roseville National Gas Financing Authority Revenue 5.00% 2/15/28	750,000	803,798
		803,798
Health Care Revenue Bonds – 12.97%
Abag Finance Authority of California (Nonprofit Corporations-San Diego Hospital Association)
Series A 6.125% 8/15/20	1,250,000	1,334,413
California Health Facilities Financing Authority Revenue
(Catholic Healthcare West) Series G 5.25% 7/1/23	1,000,000	1,038,260
(Nevada Methodist) 5.00% 7/1/36	1,075,000	1,103,380
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	2,000,000	2,066,980
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Associates I, LLC) Series A 5.55% 8/1/31	1,000,000	1,052,630
California Municipal Finance Authority Certificates of Participation
(Community Hospitals Central California) 5.25% 2/1/46	1,000,000	1,020,830
California Statewide Communities Development Authority Revenue
(Health Facilities-Adventist Health) Series A 5.00% 3/1/35	2,000,000	2,026,780
(Kaiser Permenante)
5.25% 3/1/45	1,500,000	1,546,575
• Series B 4.364% 4/1/36	1,000,000	999,500
(Presbyterian Homes) Series A 4.875% 11/15/36	1,000,000	990,710
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	1,001,510
		14,181,568
Housing Revenue Bonds – 7.37%
California State Department of Veteran Affairs Home Purpose Revenue Series A 4.60% 12/1/28	2,000,000	1,971,780
California Statewide Communities Development Authority Multifamily Housing Revenue
(Citrus Gardens Apartments) Series D1 5.375% 7/1/32	1,800,000	1,847,322
• (Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,049,280
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	1,059,530
Santa Clara County Multifamily Housing Authority Revenue (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,047,290

Ventura County Area Multifamily Housing Authority Revenue (Glen Oaks Apartments)
Series A 6.35% 7/20/34 (GNMA)	990,000	1,078,268
		8,053,470
Lease Revenue Bonds – 7.68%
California State Public Works Board Lease Revenue
(Department of General Services-Butterfield) Series A 5.25% 6/1/30	1,000,000	1,057,150
Series C 5.25% 6/1/28	1,500,000	1,575,285
California State Public Works Board Lease Revenue (Department of Corrections)
Series A 5.00% 3/1/27 (AMBAC)	1,000,000	1,030,800
Franklin-McKinley School District Certificates of Participation (Financing Project)
Series B 5.00% 9/1/27 (AMBAC)	1,060,000	1,103,163
San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)	1,000,000	1,069,460
San Juan Basin Authority (Ground Water Recovery Project) 5.00% 12/1/34 (AMBAC)	1,000,000	1,030,850
San Mateo Union High School District Certificates of Participation Capital Appreciation
(Partnership Phase I Projects) Series B 5.00% 12/15/43 (AMBAC)	1,000,000	552,860
Stockton Unified School District Certificates of Participation (Capital Projects) 4.50%
2/1/36 (AMBAC)	1,000,000	975,550
		8,395,118
Local General Obligation Bonds – 16.82%
^Anaheim School District Election 2002 4.58% 8/1/25 (MBIA)	1,250,000	547,725
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects) Series A
5.00% 8/1/28 (RADIAN)	1,000,000	1,025,250
Culver City Redevelopment Agency Refunding (Tax Allocation Redevelopment Project) Series A
5.00% 11/1/25 (AMBAC)	1,000,000	1,044,980
Fairfield-Suisun Unified School District Election 2002 5.50% 8/1/28 (MBIA)	500,000	544,515
Fremont Community Facilities District #1 (Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	1,023,320
Jurupa Community Services Special Tax Community Facilities District #19-Eastvale 5.00% 9/1/36	500,000	500,880
La Quinta Redevelopment Agency (Tax Allocation Redevelopment Project Area #1)
Series A 5.10% 9/1/31 (AMBAC)	2,000,000	2,083,740
Lake Elsinore Public Financing Authority Tax Allocation Series A 5.50% 9/1/30	1,000,000	1,028,630
Lammersville School District Special Tax Community Facilities District #2002
(Mountain House) 5.125% 9/1/35	500,000	503,990
Lawndale Elementary School District Series B 5.00% 8/1/32 (FSA)	1,000,000	1,032,490
Los Angeles Unified School District Refunding Series A-2 4.25% 1/1/28 (FGIC)	1,000,000	958,090
Modesto Special Tax Community Facilities District #04-1 Village 2 5.15% 9/1/36	1,000,000	1,012,770
Poway Redevelopment Agency Tax Allocation Refunding 5.75% 6/15/33 (MBIA)	270,000	291,160
Poway Unified School District Community Facilities
District #6 5.60% 9/1/33	1,000,000	1,022,750
District #14 5.25% 9/1/36	1,000,000	1,020,110
Roseville Westpark Special Tax Public Community Facilities District #1 5.25% 9/1/37	500,000	510,055
San Bernardino County Special Tax Community Facilities District #2002-1 5.90% 9/1/33	2,000,000	2,116,260
San Diego Unified School District Series E 5.00% 7/1/28 (FSA)	2,000,000	2,118,619
		18,385,334
§Pre-Refunded Bonds – 15.67%
California Educational Facilities Authority Revenue
(Pepperdine University) Series A 5.50% 8/1/32-09	1,000,000	1,037,830
(University of the Pacific) 5.75% 11/1/30-10 (MBIA)	690,000	734,643
California State 5.00% 2/1/33-14	1,000,000	1,066,700
California State Department Water Resources Power Supply Revenue Series A 5.375% 5/1/21-12	2,000,000	2,158,939
Golden State Tobacco Securitization Corporation Settlement Revenue (Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,085,140
5.625% 6/1/33-13	1,000,000	1,093,450
Oakland Industrial Revenue (Harrison Foundation) Series B 6.00% 1/1/29-10 (AMBAC)	1,300,000	1,372,475
Poway Redevelopment Agency Tax Allocation 5.75% 6/15/33-10 (MBIA)	1,130,000	1,225,417
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K
5.00% 7/1/45-10	1,500,000	1,613,940
Riverside County Redevelopment Agency Tax Allocation (Jurupa Valley Project)
5.25% 10/1/35-11 (AMBAC)	1,590,000	1,711,222
San Diego County Certificates of Participation (The Burnham Institute) 6.25% 9/1/29-09	1,000,000	1,063,590
San Francisco Bay Area Rapid Transit District Sales Tax Revenue 5.125% 7/1/36-11 (AMBAC)	740,000	778,310
Sequoia Union High School District Election 2001 5.125% 7/1/31-11 (FSA)	1,000,000	1,068,960
Southern California Logistics Airport Authority Tax Allocation 6.50% 12/1/31-11	1,000,000	1,122,510
		17,133,126
Resource Recovery Revenue Bonds – 3.81%
Salinas Valley Solid Waste Authority Revenue
5.25% 8/1/27 (AMBAC) (AMT)	2,000,000	2,082,360
5.25% 8/1/31 (AMBAC) (AMT)	2,000,000	2,079,560
		4,161,920

Special Tax Revenue Bonds – 2.11%
Palm Drive Health Care District Parcel Tax Revenue 5.25% 4/1/30	2,000,000	2,034,540
San Francisco Bay Area Rapid Transit Financing Authority Tax Revenue 5.125% 7/1/36 (AMBAC)	260,000	269,521
		2,304,061
State General Obligation Bonds – 7.24%
California State Refunding 4.50% 8/1/30	2,000,000	1,945,160
California State Variable Purposes
5.00% 8/1/35	1,000,000	1,035,520
5.50% 11/1/33	2,000,000	2,155,340
California State Veterans Series BJ 5.70% 12/1/32 (AMT)	640,000	651,418
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14	1,000,000	1,053,450
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series I 5.50% 7/1/23	1,000,000	1,077,310
		7,918,198
Transportation Revenue Bonds – 3.80%
Port of Oakland Revenue Series L 5.375% 11/1/27 (FGIC) (AMT)	1,000,000	1,055,620
Sacramento County Airport System Revenue Series A 5.00% 7/1/32 (FSA)	1,000,000	1,029,780
San Diego Redevelopment Agency (Centre City Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,041,050
San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)	1,000,000	1,022,720
		4,149,170
Water & Sewer Revenue Bonds – 4.83%
Banning Utilities Authority Water Enterprise Revenue Refunding & Improvements 5.25% 11/1/35 (FGIC)	1,000,000	1,078,110
California State Department of Water Resources Systems Revenue (Central Valley Project) Series X
5.00% 12/1/29 (FGIC)	1,000,000	1,039,920
Clovis Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)	1,000,000	1,071,540
Metropolitan Water District of Southern California Waterworks Authority Revenue Series B-1
5.00% 10/1/36 (FGIC)	1,000,000	1,042,330
Sacramento County Sanitation District Financing Authority Revenue 5.00% 12/1/36 (FGIC)	1,000,000	1,051,410
		5,283,310
Total Municipal Bonds (cost $102,248,072)		106,095,951
Short-Term Investments – 1.28%
•Variable Rate Demand Notes – 1.28%
California State Economic Recovery Series C-16 3.66% 7/1/23 (FSA)	400,000	400,000
Los Angeles Water & Power Revenue Series B-1 3.65% 7/1/34	1,000,000	1,000,000
Total Short-Term Investments (cost $1,400,000)		1,400,000

Total Value of Securities – 98.34%
(cost $103,648,072)		107,495,951
Receivables and Other Assets Net of Liabilities (See Notes) – 1.66%		1,819,011
Net Assets Applicable to 9,619,099 Shares Outstanding – 100.00%		$109,314,962

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes.”
•Variable rate security. The rate shown is the rate as of May 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free California Fund (the Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$103,648,072
Aggregate unrealized appreciation	4,039,601
Aggregate unrealized depreciation	191,722
Net unrealized appreciation	$3,847,879

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $752,207 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $746,168 expires in 2009 and $6,039 expires in 2011.

3. Inverse Floaters
The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

Previously, the Fund treated this transaction as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

4. Credit and Market Risk
The Fund concentrates its investments in securities issued by California’s municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At May 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Termination of New Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Schedule of Investments (Unaudited)

Delaware Tax-Free Idaho Fund

May 31, 2007

	Principal
	Amount	Value
Municipal Bonds – 96.18%
Corporate-Backed Revenue Bonds – 7.52%
Meridian Economic Development Corporation Revenue Refunding (Hi-Micro Project) 5.85% 8/15/11 (AMT)	$1,250,000	$1,251,350
Nez Perce County Pollution Control Revenue Refunding (Potlatch Corporation Project) 6.00% 10/1/24	2,535,000	2,570,008
Power County Pollution Control Revenue Refunding (FMC Corporation Project) 5.625% 10/1/14	2,475,000	2,533,237
		6,354,595
Education Revenue Bonds – 14.69%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	526,820
5.00% 4/1/18 (FGIC)	1,500,000	1,585,155
5.375% 4/1/22 (FGIC)	15,000	15,870
Series A 4.25% 4/1/32 (MBIA)	2,250,000	2,138,805
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (FSA)	1,130,000	1,182,522
5.00% 4/1/23 (FSA)	2,115,000	2,201,609
North Idaho College Dormitory Housing Certificates of Participation 6.45% 10/1/16	1,000,000	1,006,360
University of Idaho Revenue
General Refunding Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,213,952
(Student Fee Housing Improvements Project) 5.25% 4/1/31 (FGIC)	2,195,000	2,282,778
University of Puerto Rico Revenue Series Q 5.00% 6/1/36	250,000	257,768
		12,411,639
Electric Revenue Bonds – 0.63%
Puerto Rico Electric Power Authority Revenue Series NN 5.125% 7/1/29	500,000	534,685
		534,685
Escrowed to Maturity Bonds – 2.19%
Puerto Rico Commonwealth Infrastructure Financing Authority Series A 5.375% 10/1/24	1,750,000	1,855,105
		1,855,105
Health Care Revenue Bonds – 4.37%
Idaho Health Facilities Authority Hospital Revenue (Idaho Elks Rehabilitation Hospital Project)
5.30% 7/15/18	625,000	634,944
5.45% 7/15/23	2,000,000	2,032,860
Idaho Health Facilities Authority Revenue (Portneuf Medical Center Project) Series A 5.00% 9/1/35 (RADIAN)	1,000,000	1,024,780
		3,692,584
Housing Revenue Bonds – 7.82%
Idaho Housing Agency Single Family Mortgage
Mezz Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	45,000	45,731
Mezz Series E-1 6.60% 7/1/11	10,000	10,216
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	60,000	61,005
•Series A-1 6.85% 7/1/12 (AMT)	5,000	5,119
Series B 6.45% 7/1/15 (FHA) (VA) (AMT)	25,000	25,249
Series C-2 6.35% 7/1/15 (AMT)	30,000	30,030
Series E 6.35% 7/1/15 (FHA) (AMT)	55,000	55,058
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	230,000	233,965
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A Class III 4.875% 7/1/26 (AMT)	1,000,000	996,270
Series B Class I 5.00% 7/1/37 (AMT)	1,000,000	1,005,910
Series C Class III 5.35% 1/1/25 (AMT)	330,000	336,234
Series D Class III 5.45% 7/1/23 (AMT)	1,275,000	1,304,108
Series E Class III 4.875% 1/1/26 (AMT)	1,500,000	1,494,494
Series E Class III 5.00% 1/1/28 (AMT)	1,000,000	1,004,470
		6,607,859
Lease Revenue Bonds – 7.64%
Blaine School District #61 Certificate of Participation 5.00% 7/30/10 (AMBAC)	750,000	776,693
Boise City Certificate of Participation 5.375% 9/1/20 (FGIC) (AMT)	2,100,000	2,171,840
Boise City Revenue Refunding Series A 5.375% 12/1/31 (MBIA)	500,000	526,795

Idaho State Building Authority Revenue
Series A 5.00% 9/1/21 (MBIA)	1,150,000	1,165,054
Series A 5.00% 9/1/43 (XLCA)	1,000,000	1,029,920
Series B 5.00% 9/1/21 (MBIA)	750,000	777,960
		6,448,262
Local General Obligation Bonds – 23.84%
Ada & Canyon Counties Joint School District #2 Meridian (School Board Guaranteed Program)
5.00% 7/30/20	2,155,000	2,247,924
5.125% 7/30/19	1,005,000	1,056,054
Refunding 4.75% 2/15/20	1,000,000	1,039,500
Refunding 5.50% 7/30/16	1,305,000	1,458,481
Bannock County School District #25 (Pocatello Idaho School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,112,748
5.00% 8/15/16	1,100,000	1,174,811
Boise Urban Renewal Agency Parking Revenue (Tax Increment)
Series A 6.125% 9/1/15	1,845,000	1,871,550
Series B 6.125% 9/1/15	1,505,000	1,526,657
Bonner County Local Improvement District #93-1
6.50% 4/30/08	110,000	110,849
6.50% 4/30/10	60,000	60,450
Canyon County School District #132 Caldwell Refunding 5.00% 7/30/15 (FGIC)	2,000,000	2,151,480
Coeur D'Alene Local Improvement District #6
Series 1995 6.00% 7/1/09	85,000	85,116
Series 1996 6.05% 7/1/10	90,000	90,124
Series 1997 6.10% 7/1/12	40,000	40,054
Series 1998 6.10% 7/1/14	45,000	45,062
Lemhi County 5.20% 8/1/27 (FSA)	2,145,000	2,246,308
Nampa Idaho 5.00% 8/1/21 (FGIC)	2,475,000	2,617,560
Power & Cassia Counties Joint School District #381 (American Falls) Refunding 5.00% 8/1/17	1,155,000	1,203,810
		20,138,538
§Pre-Refunded Bonds – 12.84%
Ammon Urban Renewal Agency Revenue Subordinate Lien Tax Increment Series B 6.25% 8/1/18-07	445,000	446,758
Boise State University Revenue Refunding & Improvement
5.125% 4/1/31-12 (FGIC)	1,000,000	1,054,560
5.375% 4/1/22-12 (FGIC)	985,000	1,049,498
Idaho Health Facilities Authority Hospital Revenue (Bonner General Hospital Project) 6.50% 10/1/28-07	1,500,000	1,542,630
Puerto Rico Commonwealth Highway & Transportation Authority
Series D 5.25% 7/1/38-12	1,000,000	1,063,810
Series G 5.00% 7/1/33-13	1,310,000	1,392,072
Puerto Rico Commonwealth Highway & Transportation Revenue Series Y 5.00% 7/1/36-16	2,000,000	2,164,459
Puerto Rico Commonwealth Public Improvement Revenue Series A 5.125% 7/1/31-11	1,010,000	1,060,732
Puerto Rico Electric Power Authority Revenue Series II 5.25% 7/1/31-12	1,000,000	1,072,040
		10,846,559
Special Tax Revenue Bonds – 4.22%
Idaho Board Bank Authority Revenue Series B
4.125% 9/15/36 (MBIA)	755,000	706,212
5.00% 9/15/30 (MBIA)	725,000	766,042
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series W
5.50% 7/1/15	175,000	189,142
Virgin Islands Public Finance Authority Revenue (Senior-Lien-Matching Fund Loan Note) Series A
5.25% 10/1/20	500,000	528,610
5.25% 10/1/21	500,000	528,930
5.25% 10/1/24	800,000	845,256
		3,564,192
State General Obligation Bonds – 4.08%
Puerto Rico Commonwealth Public Improvement Unrefunded Balance Series A 5.125% 7/1/31	2,315,000	2,370,491
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facility)
Series I 5.50% 7/1/23	1,000,000	1,077,310
		3,447,801
Transportation Revenue Bonds – 3.35%
Idaho Housing and Finance Association Highway Trust 5.00% 7/15/24 (MBIA)	2,000,000	2,117,780
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G
5.00% 7/1/33	690,000	706,864
		2,824,644
Water & Sewer Revenue Bonds – 2.99%
Chubbuck Water Revenue Certificate of Participation
6.35% 4/1/08	125,000	125,185
6.40% 4/1/10	135,000	135,200
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)	2,175,000	2,264,849
		2,525,234
Total Municipal Bonds (cost $79,242,646)		81,251,697

	Number of
	Shares
Short-Term Investments – 2.50%
Money Market Instruments – 0.01%
Dreyfus Cash Management Fund 3.562% 6/1/07	11,847	11,847

	Principal
	Amount
•Variable Rate Demand Notes – 2.49%
Idaho Health Facilities Authority Revenue (St. Luke’s Medical Center Project) 3.88% 7/1/30 (FSA)	$2,100,000	2,100,000
Total Short-Term Investments (cost $2,111,847)		2,111,847

Total Value of Securities – 98.68%
(cost $81,354,493)		83,363,544
Receivables and Other Assets Net of Liabilities (See Notes) – 1.32%		1,119,293
Net Assets Applicable to 7,420,146 Shares Outstanding – 100.00%		$84,482,837

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes.”
•Variable rate security. The interest rate shown is the rate as of May 31, 2007.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FSA – Insured by Financial Security Assurance
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance
VA – Insured by the Veterans Administration
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free Idaho Fund (the Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses – Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In consideration of the conveyance of the bonds, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes, whereby the cash received is recorded as liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees are recorded on the accrual basis. At May 31, 2007, the Fund had no liability from the participation in inverse floater program.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$81,354,493
Aggregate unrealized appreciation	2,170,201
Aggregate unrealized depreciation	(161,150)
Net unrealized appreciation	$2,009,051

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $341,861 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $151,477 expires in 2009; $166,949 expires in 2010; and $23,435 expires in 2014.

3. Inverse Floaters
The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

Previously, the Fund treated this transaction as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

4. Credit and Market Risk
The Fund concentrates its investments in securities issued by Idaho’s municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At May 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Termination of New Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Schedule of Investments (Unaudited)

Delaware Tax-Free New York Fund

May 31, 2007

	Principal
	Amount	Value
Municipal Bonds– 96.06%
Corporate Revenue Bonds – 7.85%
New York City Industrial Development Agency (Brooklyn Navy Yard Cogen Partners)
5.75% 10/1/36 (AMT)	$450,000	$455,598
New York State Energy Research & Development Authority Pollution Control Revenue Refunding
(Central Hudson Gas) Series A 5.45% 8/1/27 (AMBAC)	500,000	520,585
Suffolk County Industrial Development Agency Revenue (Keyspan-Port Jefferson Energy
Center) 5.25% 6/1/27 (AMT)	500,000	521,130
		1,497,313
Education Revenue Bonds – 16.10%
Albany Industrial Development Agency Civic Facilities Revenue (Brighter Choice Charter
School) Series A 5.00% 4/1/37	250,000	251,625
Amherst Industrial Development Agency Civic Facilities Revenue (UBF
Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)	200,000	214,698
Cattaraugus County Industrial Development Agency Civic Faculty Revenue (St. Bonaventure
University Project) Series A 5.10% 5/1/31	250,000	256,748
Dutchess County Industrial Development Agency (Marist College) 5.00% 7/1/20	500,000	512,890
New York City Industrial Development Agency Civic Facilities Revenue
(Vaughn College Aeronautics) Series B 5.25% 12/1/36	150,000	152,072
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23	500,000	522,349
(Pratt Institute) 6.00% 7/1/20 (RADIAN)	500,000	528,519
Series B 7.50% 5/15/11	155,000	169,823
¶New York State Dormitory Authority Revenue Non-State Supported Debt (University of Rochester)
Series A 4.375% 7/1/20	250,000	207,490
Seneca County Industrial Development Agency Civic Facilities Revenue (Chiropractic College)
5.00% 10/1/27	250,000	255,553
		3,071,767
Electric Revenue Bonds – 5.55%
Long Island Power Authority Electric Systems Revenue Series B 5.00%
12/1/35	400,000	417,224
Puerto Rico Electric Power Authority Power Revenue Series NN 5.125% 7/1/29	600,000	641,622
		1,058,846
Health Care Revenue Bonds – 11.46%
East Rochester Housing Authority Revenue Refunding (Senior Living -Woodland Village Project)
5.50% 8/1/33	200,000	205,274
New York State Dormitory Authority Revenue
(Chapel Oaks) (LOC Allied Irish Bank) 5.45% 7/1/26	450,000	464,063
(Mental Health) Series D 5.90% 2/15/12	25,000	25,537
(Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)	450,000	463,356
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	522,944
Suffolk County Industrial Development Agency Continuing Care Retirement
Community Refunding (Jeffersons Ferry Project) 5.00% 11/1/28	500,000	506,540
		2,187,714
Housing Revenue Bonds – 1.30%
New York City Housing Development Corporation Multifamily Housing Revenue Series G-1
4.875% 11/1/39 (AMT)	250,000	248,778
		248,778
Lease Revenue Bonds – 11.78%
Battery Park City Authority Revenue Series A 5.00% 11/1/26	250,000	261,353
Hudson Yards Infrastructure 5.00% 2/15/47	500,000	518,375
New York City Industrial Development Agency Civic Facility Revenue (American
National Red Cross Project) 5.00% 2/1/36 (AMBAC)	500,000	523,045
New York City Industrial Development Agency Revenue
(Queens Baseball Stadium Project – Pilot) 4.75% 1/1/42 (AMBAC)	200,000	203,304
(Yankee Stadium Project - Pilot) 4.75% 3/1/46 (MBIA)	200,000	202,904
Tobacco Settlement Financing Series B-1C 5.50% 6/1/21	500,000	538,140
		2,247,121

Local General Obligation Bonds – 6.91%
New York City
Series C 5.375% 11/15/27	310,000	314,783
Series D 5.00% 11/1/34	500,000	518,695
Series J 5.25% 6/1/28	460,000	484,509
		1,317,987
§Pre-Refunded Bonds – 17.29%
Albany Parking Authority Series A 5.625% 7/15/25-11	280,000	300,969
Metropolitan Transportation Authority Dedicated Tax Series A 6.125% 4/1/17-10 (FGIC)	1,000,000	1,062,519
New York City
Series C 5.375% 11/15/27-07	140,000	142,432
Series J 5.25% 6/1/28-13	40,000	42,942
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Group Project) 5.50% 5/1/33-13	500,000	541,749
Series B 7.50% 5/15/11-09	130,000	141,040
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series Y
5.50% 7/1/36-16	475,000	532,067
Puerto Rico Electric Power Authority Power Revenue Series II 5.25% 7/1/31-12	500,000	536,020
		3,299,738
Special Tax Revenue Bonds – 5.57%
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	500,000	537,395
Schenectady Metroplex Development Authority Revenue Series A 5.375% 12/15/21	500,000	524,850
		1,062,245
State General Obligation Bonds – 1.38%
Puerto Rico Commonwealth Series B 5.25% 7/1/32	250,000	264,130
		264,130
Transportation Revenue Bonds – 6.77%
Albany Parking Authority Revenue Series A 5.625% 7/15/25	220,000	232,355
New York City Industrial Development Agency (JFK Airis Project)
Series A 5.50% 7/1/28 (AMT)	500,000	518,650
Onondaga County Industrial Development Authority Revenue (Subordinated
Air Cargo Project) 7.25% 1/1/32 (AMT)	500,000	540,470
		1,291,475
Water & Sewer Revenue Bonds – 4.10%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Series A 5.125% 6/15/34	500,000	520,340
Series B 5.00% 6/15/36	250,000	261,368
		781,708
Total Municipal Bonds (cost $17,545,515)		18,328,822
Short-Term Investments – 1.05%
•Variable Demand Notes
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling
School Corporation) 3.75% 2/1/18	200,000	200,000
Total Short-Term Investments (cost $200,000)		200,000

Total Value of Securities – 97.11%
(cost $17,745,515)		18,528,822
Receivables and Other Assets Net of Liabilities (See Notes) – 2.89%		551,906
Net Assets Applicable to 1,812,901 Shares Outstanding – 100.00%		$19,080,728

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes.”
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•Variable rate security. The rate shown is the rate as of May 31, 2007.

Summary of Abbreviations:

AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free New York Fund (the Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$17,745,515
Aggregate unrealized appreciation	796,265
Aggregate unrealized depreciation	(12,958)
Net unrealized appreciation	$783,307

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $216,360 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $216,360 expires in 2009.

3. Inverse Floaters
The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

Previously, the Fund treated this transaction as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

4. Credit and Market Risk
The Fund concentrates its investments in securities issued by New York’s municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At May 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Termination of New Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: